Acquisition of E-Motors (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 8,861,361	$ 9,001,924
Related Party [Member]
Accounts receivable from related parties, net	3,434,845
Patents [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	2,050,923
Electronic vehicle registered license [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	13,907,238
Suzhou E Motors Co Ltd [Member]
Cash acquired	37,132
Restricted cash	23,055
Accounts receivable, net	4,495,690
Manufacturer rebate receivable	6,209,480
Inventories, net	2,404,668
Advances to suppliers, net	1,233,274
Due from related party	385,083
Other current assets	1,608,333
Property, plant and equipment, net	1,584,652
Accounts payable	(6,101,767)
Accrued liabilities and other current liabilities	(6,444,440)
Deferred tax liability	(1,884,603)
Noncontrolling interest	(9,583,646)
Goodwill	9,001,923
Total consideration	$ 22,361,840